Summary of Significant Accounting Policies - Supplemental Cash Flow Statement Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Supplemental Cash Flow Information [Line Items]
Cash paid during the period for income taxes	$ 166,565	$ 118,850	$ 130,486
Cash paid during the period for interest	55,045	36,268	39,382
Fair value of stock options assumed in the Gen-Probe acquisition	2,655
Additional acquisition contingent consideration accrued		18,924	32,489
Fair value of contingent consideration at acquisition		86,600	29,500
Deferred payments for acquisitions	$ 1,655	$ 47,258